Trade and other receivables (Tables)	12 Months Ended
Jun. 30, 2023
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Summary of Trade and Other Receivables

	2023	2022
	US$M	US$M
Trade receivables	3,418	4,411
Other receivables 1	1,324	1,168

Total	4,742	5,579

Comprising:
Current	4,594	5,426
Non-current	148	153

1	Other receivables mainly relate to indirect tax refunds and receivables from joint venture partners.